SCHEDULE OF OTHER EXPENSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Notes and other explanatory information [abstract]
Advertising		$ 54,374	$ 23,782	$ 33,307
Annual listing fee		94,521	87,279	64,370
Company insurance			94,367	282,797
Entertainment		5,750	7,941	30,977
Investor relations expenses		486,824	76,176	204,808
Legal fees		101,365	119,580	115,272
Low-value assets rental		5,267	3,215	1,703
Offering expenses				758,563
Professional fees		366,296	405,420	396,915
Property tax		9,472	8,412	6,661
Printing and stationery		28,695	18,718	11,941
IT expenses		28,035	20,122	18,255
Repair and maintenance		21,768	13,926	3,728
Reversal of grant				84,091
Service fees		27,908	8,665	13,209
Share-based payment expenses		384,952
Subscription fee		1,608	873	1,083
Transportation and travelling expenses		25,427	62,758	144,998
Tools and supplies		1,774	7,195	2,333
Utilities		16,483	17,662	23,941
Others		10,094	21,963	14,190
Total	$ 1,299,179	$ 1,670,613	$ 998,054	$ 2,213,142